Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 111,891,134	¥ 104,635,815
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(388,579)	(324,830)
Allowance for loan losses	(864,114)	(993,054)
Loans and advances at amortized cost:
Provision (credit) for loan losses	148,464	279,978	¥ 282,486
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	113,143,827	105,953,699
Beginning balance	993,054	849,287
Ending balance	864,114	993,054	849,287
Loans and advances at amortized cost:
Beginning balance	993,054	849,287
Provision (credit) for loan losses	138,176	269,060
Charge-offs	310,284	166,553
Recoveries	16,948	13,403
Net charge-offs	293,336	153,150
Others	26,220	27,857
Ending balance	864,114	993,054	849,287
Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	88,263	75,695
Net transfers between stages	0
Provision for off-balance sheet items	10,288	10,918
Others	1,437	1,650
Ending balance	99,988	88,263	75,695
Loans and advances at amortized cost:
Beginning balance	88,263	75,695
Ending balance	99,988	88,263	75,695
Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	44,290,873	40,057,560
Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	99,988	88,263
Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	67,690,579	64,189,084
Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	45,453,248	41,764,615
12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	108,254,496	100,846,789
Beginning balance	162,919	170,156
Ending balance	187,455	162,919	170,156
Loans and advances at amortized cost:
Beginning balance	162,919	170,156
Transfer to 12-month ECL	2,300	8,140
Transfer to lifetime ECL not credit-impaired	(3,495)	(9,170)
Transfer to lifetime ECL credit-impaired	(9,959)	(4,251)
Net transfers between stages	(11,154)	(5,281)
Provision (credit) for loan losses	29,264	(8,715)
Others	6,426	6,759
Ending balance	187,455	162,919	170,156
12-month ECL [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	34,473	33,034
Net transfers between stages	90	(816)
Provision for off-balance sheet items	12,584	605
Others	1,437	1,650
Ending balance	48,584	34,473	33,034
Loans and advances at amortized cost:
Beginning balance	34,473	33,034
Ending balance	48,584	34,473	33,034
12-month ECL [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	43,212,638	39,125,698
12-month ECL [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	48,584	34,473
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,718,669	3,700,816
Beginning balance	247,020	255,909
Ending balance	240,494	247,020	255,909
Loans and advances at amortized cost:
Beginning balance	247,020	255,909
Transfer to 12-month ECL	(2,037)	(5,225)
Transfer to lifetime ECL not credit-impaired	6,485	13,747
Transfer to lifetime ECL credit-impaired	(14,605)	(55,867)
Net transfers between stages	(10,157)	(47,345)
Provision (credit) for loan losses	(5,591)	29,062
Others	9,222	9,394
Ending balance	240,494	247,020	255,909
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	41,756	35,480
Net transfers between stages	(1,054)	937
Provision for off-balance sheet items	(4,539)	5,339
Others	0
Ending balance	36,163	41,756	35,480
Loans and advances at amortized cost:
Beginning balance	41,756	35,480
Ending balance	36,163	41,756	35,480
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	1,009,650	874,122
Lifetime ECL not credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	36,163	41,756
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,170,662	1,406,094
Beginning balance	583,115	423,222
Ending balance	436,165	583,115	423,222
Loans and advances at amortized cost:
Beginning balance	583,115	423,222
Transfer to 12-month ECL	(263)	(2,915)
Transfer to lifetime ECL not credit-impaired	(2,990)	(4,577)
Transfer to lifetime ECL credit-impaired	24,564	60,118
Net transfers between stages	21,311	52,626
Provision (credit) for loan losses	114,503	248,713
Charge-offs	310,284	166,553
Recoveries	16,948	13,403
Net charge-offs	293,336	153,150
Others	10,572	11,704
Ending balance	436,165	583,115	423,222
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member]
Disclosure of credit risk exposure [line items]
Beginning balance	12,034	7,181
Net transfers between stages	964	(121)
Provision for off-balance sheet items	2,243	4,974
Others	0
Ending balance	15,241	12,034	7,181
Loans and advances at amortized cost:
Beginning balance	12,034	7,181
Ending balance	15,241	12,034	¥ 7,181
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	68,585	57,740
Lifetime ECL credit-impaired [member] | Loan commitments and financial guarantees [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loan commitments and Financial Guarantees	15,241	12,034
IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Loans and advances	111,891,134	104,635,815
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(388,579)	(324,830)
IFRS 9 [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	113,143,827	105,953,699
Impaired	1,170,662	1,406,094
IFRS 9 [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(864,114)	(993,054)
IFRS 9 [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	108,254,496	100,846,789
IFRS 9 [member] | 12-month ECL [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(187,455)	(162,919)
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,718,669	3,700,816
IFRS 9 [member] | Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(240,494)	(247,020)
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,170,662	1,406,094
Impaired	1,170,662	1,406,094
IFRS 9 [member] | Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Allowance for loan losses	(436,165)	(583,115)
IFRS 9 [member] | Normal [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	23,135,466	22,987,592
IFRS 9 [member] | Normal [member] | Other [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	22,843,553	22,894,567
IFRS 9 [member] | Normal [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	291,913	93,025
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	47,742,839	44,713,306
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	36,153,081	31,941,487
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	47,453,523	44,334,449
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | 12-month ECL [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	34,975,850	30,840,638
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	289,316	378,857
IFRS 9 [member] | Normal [member] | Grade category of one to six [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,177,231	1,100,849
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,981,570	2,777,135
IFRS 9 [member] | Normal [member] | Japanese government and local municipal corporations [member] | 12-month ECL [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,981,570	2,777,135
IFRS 9 [member] | Requiring caution [member] | Other [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	278,666	218,089
IFRS 9 [member] | Requiring caution [member] | Other [member] | Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	278,666	218,089
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	838,655	922,423
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	842,888	987,573
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	838,655	922,423
IFRS 9 [member] | Requiring caution [member] | 7 [member] | Lifetime ECL not credit-impaired [member] | Foreign [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 842,888	¥ 987,573